Business combinations (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Purchase Price Consideration [Line Items]
Total revenues	$ 96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners' interest in net income (loss)	$ 32,200